Net Loss Per Share - Schedule of Computation of Diluted Net Loss Per Ordinary Share (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Shares [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares	[1]
Share options issued to employees [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares		1,431,511		1,825,729
Share options issued in connection with business combinations [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares				280,719
Share options issued in connection with termination of VIEs [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares				22,509
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares		6,610,355		15,815
Convertible loans [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares	[2]	1,755,735	508,980	571,888
Options [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares

[1]	The holder of the Preferred Shares may convert any or all of the Preferred Shares into fully paid Class A Ordinary Shares of the Company at any time, at its sole option. Initial conversion price equals to 150% of the volume-weighted average price (VWAP) of the Company’s Class A Ordinary Shares on NYSE American for the 5 consecutive trading days immediately preceding the Closing Date. The Initial Conversion Price is fixed and final on the Closing Date, and is only adjustable via the anti-dilution provisions below. The initial conversion ratio equals to $2.05 (per share issue price) divided by the initial conversion price, rounded down to the nearest whole Class A Ordinary Share.
[2]	Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$2,976,80, US$1,397,495 and US$23,965,789 divided by the estimated fair value of ordinary shares as of December 31, 2023, 2024 and 2025, respectively, which were assumed to be the conversion prices as of December 31, 2023, 2024 and 2025, respectively.